RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2023	Jun. 28, 2023	Feb. 28, 2023	May 17, 2022	Dec. 20, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023
Interest income						$ 101,236	$ 110,596	$ 309,031	$ 555,281	$ 662,859	$ 236,349
Principal repayments								$ 26,408	118,847	27,786	99,906
Outstanding principal balance										1,570,886	$ 2,158,417
General and administrative expenses										$ 164,859
Common stock share issued						23,346,023		23,346,023		15,982,472	10,605,412
Accrued interest						$ 185,561		$ 185,561		$ 166,348	$ 275,547
Accounts receivable balance						17,484,240		17,484,240		19,759,254	23,691,997
Prepaid expenses and other current assets - related party						1,914,881		1,914,881		1,811,911	1,546,225
Revenue						12,411,048	12,823,797	40,202,238	37,537,003	53,376,874	50,347,652
George Terzis [Member]
Unpaid salaries and bonuses						731,000		731,000		98,000
Unpaid salaries and bonuses dues						188,000		188,000
Common stock share issued												51,485
Basotho Investment Limited [Member]
General and administrative expenses								92,700		$ 10,300
Common stock share issued										120,000
Grigorios Siokas [Member]
Outstanding principal balance						21,158		21,158		$ 13,257	12,821
Foreign curreny translation								1,525		436	64,729
Borrowing					$ 1,718,400
Interest rate					4.70%
Maturity date					Mar. 18, 2019
Accrued interest										0	206,355
Cana Holdings Laboratories Holding Limited [Member]
Interest income			$ 148,789
Secured promissory note			$ 4,457,520
Description related to interest on principal			Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus one month LIBOR per annum (5.47% as of December 31, 2023)
DOC Pharma S.A. [Member]
Interest income								143,000		217,476
Principal repayments								334,350	135,467	442,480
Interest repayments								$ 155,440		$ 232,210
Interest rate								5.50%		5.50%
Loan term								10 years		10 years
Maturity date								Dec. 31, 2032		Dec. 01, 2032
Accounts payable and accrued expenses - related party						72,968		$ 72,968		$ 34,217	201,991
Prepaid expenses											7,599,545
Accounts receivable - related party						2,448,517		2,448,517		2,386,721	2,070,570
Prepaid expenses and other current assets - related party						6,393,642		$ 6,393,642		4,347,184	3,320,345
Prepaid balance										$ 4,279,200
Agreement terminate								Dec. 31, 2025		Dec. 31, 2025
Pieces per product								1,000 pieces		1,000 pieces
Purchased of additional licenses								$ 525,461		$ 525,461
Loan current portion						445,800		445,800		442,480	427,720
Loan non-current portion						3,232,050		3,232,050		3,539,840	3,851,280
Inventroy purchase						85,073	456,257	510,711	1,057,621	1,365,324	1,755,103
Revenue						40,370	61,163	581,862	43,107	619,637	1,058,780
Monthly basis instalments						37,150		37,150		35,660
Purchase of branded pharmaceuticals	$ 3,539,840	$ 1,965,600
Description of research and development				The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022
DOC Pharma S.A. [Member] | Inventories Related Agreement [Member]
Inventroy purchase						38,096	455,586	175,123	1,048,557	1,237,467	1,742,282
Dimitrios Goulielmos [Member]
Outstanding principal balance						11,368		11,368		11,283	10,912
Foreign curreny translation								85		371	19,568
Panagiotis Kozaris [Member]
Shares owned						0	51,159			51,159	143,056
Prepaid expenses						194,215		194,215		194,215	143,056
Maria Kozari [Member]
Accounts receivable balance						1,123,835		1,123,835		1,142,402	760,025
Net sales						113,161	$ 310,126	122,969	$ 359,760	480,029	$ 463,467
Kanarogloy & Sia Epe [Member]
Accounts payable and accrued expenses - related party						$ 29,832		$ 29,832		$ 85,332